Income Taxes - Operating loss and undistributed earnings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Undistributed earnings
Aggregate undistributed earnings of the Company's PRC VIE and its' VIE's subsidiaries	¥ 117,700,000
Minimum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	27,700,000
Maximum
Undistributed earnings
Unrecognized deferred tax liabilities for undistributed earnings	55,400,000
PRC and HK
Operating Loss Carryforwards [Line Items]
Operating loss carry forward	229,600,000
PRC
Operating Loss Carryforwards [Line Items]
Operating loss carry forward, valuation allowance	56,542,077	¥ 63,563,642
Undistributed earnings
Undistributed earnings of the Company's PRC subsidiaries	554,100,000
Provision for PRC dividend withholding tax	¥ 0
Preferential withholding tax rate of the profit distribution (as a percent)	5.00%
PRC | Minimum
Undistributed earnings
Withholding tax rate of the profit distribution (as a percent)	5.00%
PRC | Maximum
Undistributed earnings
Withholding tax rate of the profit distribution (as a percent)	10.00%